Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,126,587)	$ 925,939	$ 1,161,910	$ 7,167,738
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(333,934)	(2,103,111)	(2,248,538)	(2,579,268)
Change in fair value of warrant liabilities	496,020	(190,079)	(701,148)	(6,358,235)
Changes in fair value of convertible promissory note	(140,719)	(111,776)	(177,697)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(32,195)	182,592	311,468	322,396
Accrued offering costs and expenses			634	343,582
Prepaid income taxes	(47,026)
Accounts payable and accrued expenses	277,867	(11,438)
Income tax payable	(49,061)	(404,837)	(413,210)	462,271
Deferred tax liability	(13,661)	(36,940)	(23,279)	36,940
Due to related party		30,000	25,000	23,387
Net cash used in operating activities	(969,296)	(1,719,650)	(2,064,860)	(581,189)
Cash flows from investing activities:
Payment of extension fee into Trust Account	(347,847)	(340,947)	(438,360)
Cash withdrawn from Trust Account in connection with redemption	2,653,439	184,845,836	184,845,836
Reimbursement of franchise tax and income tax payment from trust account	204,459	1,171,438	1,192,438	8,447
Reimbursement by related party				25,000
Net cash provided by investing activities	2,510,051	185,676,327	185,599,914	33,447
Cash flows from financing activities:
Proceeds from convertible promissory note	787,981	713,015	1,121,815
Advance from Profusa	320,717
Redemption of common stock	(2,653,439)	(184,845,836)	(184,845,836)
Net cash used in financing activities	(1,544,741)	(184,132,821)	(183,724,021)
Net change in cash	(3,986)	(176,144)	(188,967)	(547,742)
Cash, beginning of the period	4,519	193,486	193,486	741,228
Cash, end of the period	533	17,342	4,519	193,486
Supplemental disclosure of cash flow information:
Income taxes paid, inclusive of interest and penalties	173,727	891,437	912,437
Excise tax payable attributable to redemption of common stock	16,838	1,848,455	1,864,106
Accretion of common stock to redemption value	572,527	1,941,334	2,137,638	1,877,984
Reclassification of common stock subject to redemption to common stock to be redeemed	$ 595,439		$ 1,565,078